Note 6 - Joint Ventures	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
6.	JOINT VENTURES

On April 11, 2012, the Company entered into a Joint Venture Agreement with J Mining & Energy Group, through one of its wholly-owned subsidiaries, NewLead Holdings (US) Corp., to establish New Lead JMEG LLC as a joint venture company to engage in the business of the purchasing and trading of certain commodities, principally coal. The Company had joint control with J Mining & Energy Group of New Lead JMEG LLC and was entitled to and was liable for the total net assets of the joint venture. NewLead Holdings (US) Corp. contributed to the capital of the joint venture $2,500 cash and $1,000 in value of coal sales agreements. In addition, the Company delivered to J Mining & Energy Group $300 and one common share of the Company as a condition to the closing of the Joint Venture Agreement.

On April 30, 2012, the Company and a third party established NewLead Mojave Holdings LLC (“NewLead Mojave”). The Company controls 52% of NewLead Mojave and is entitled to and is liable for the total net assets of NewLead Mojave according to this percentage of control. The Company contributed to the capital of the new entity 100% of NewLead Holdings (US) Corp.’s share capital, while Mojave Finance Inc. agreed to make available a loan facility of $3,000 to NewLead Holdings (US) Corp.

For the year ended December 31, 2015, the Company has recorded an allowance for doubtful accounts of $1,943 related to its due from joint ventures, as a result of the Company’s assessment for the recoverability of this receivable. For the year ended December 31, 2015, New Lead JMEG LLC had net loss of $3,932. As of December 31, 2015, New Lead JMEG LLC’s current assets were $6 and its current liabilities were $6,187. The carrying value of the joint venture is nil at December 31, 2015.

For the year ended December 31, 2014, the Company has recorded an allowance for doubtful accounts of $2,249 related to its due from joint ventures, as a result of the Company’s assessment of the recoverability of this receivable. For the year ended December 31, 2014, New Lead JMEG LLC had net loss of $384. As of December 31, 2014, New Lead JMEG LLC’s current assets were $2,832 and its current liabilities were $5,081. The carrying value of the joint venture was nil at December 31, 2014.

For the year ended December 31, 2013, the Company has recorded an impairment loss of $1,077 in respect of the New Lead JMEG LLC joint venture as a result of the Company’s assessment of the recoverability of this investment. For the year ended December 31, 2013, New Lead JMEG LLC had income of $574. As of December 31, 2013, New Lead JMEG LLC’s current assets were $2,493 and its current liabilities were $4,358.

For the year ended December 31, 2015, NewLead Mojave had a net loss of $2,146 which was comprised of $1,966 loss derived from its 50% investment in New Lead JMEG LLC and of $180 Interest and Finance Costs, respectively. No other transactions have taken place during this period.

For the year ended December 31, 2014, NewLead Mojave had a net loss of $366 which was comprised of $192 loss derived from its 50% investment in New Lead JMEG LLC and of $174 Interest and Finance Costs, respectively. No other transactions have taken place during this period.

For the year ended December 31, 2013, NewLead Mojave had a gain of $16 which was comprised of $287 gain derived from its 50% investment in New Lead JMEG LLC and of $271 Interest and Finance Costs, respectively. No other transactions have taken place during this period.